Submission	May 08, 2026
Submission [Line Items]
Central Index Key	0001941536
Registrant Name	Bridger Aerospace Group Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES